CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015 [1]
Income Statement [Abstract]
Net Revenue	$ 2,691,896	$ 1,127,944
Cost of Goods Sold	2,595,012	1,155,732
Gross Profit (Loss)	96,884	(27,788)
General and administrative	4,312,107	2,780,576
Depreciation and amortization	68,075	32,351
Total Expense	4,380,182	2,812,927
Loss from Operations	(4,283,298)	(2,840,715)
Other income	788	203
Interest expense, net	(54,610)	(2,241)
Change in fair value of derivative liability	(36,074)
Foreign currency loss	(357,855)	(466,920)
Loss before Provision for Income Taxes	(4,731,049)	(3,309,673)
Provision for Income Taxes
Net Loss	(4,731,049)	(3,309,673)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest	$ (4,731,049)	$ (3,309,673)
Net Loss Per Share - Basic and Diluted (in dollars per share)	$ (0.09)	$ (0.13)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)	52,728,587	25,698,747
Other Comprehensive Income
Foreign currency translation adjustment	$ 323,580	$ 253,821
Total Comprehensive loss	(4,407,469)	(3,055,852)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest	$ (4,407,469)	$ (3,055,852)

[1]	As Restated